Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Biotechnology (18.7%)
	AbbVie Inc.	5,327,840	603,111
	Amgen Inc.	1,742,510	414,613
	Gilead Sciences Inc.	3,591,100	237,408
*	Moderna Inc.	955,231	176,727
*	Vertex Pharmaceuticals Inc.	784,229	163,614
*	Regeneron Pharmaceuticals Inc.	317,655	159,599
*	Biogen Inc.	459,612	122,937
*	Alexion Pharmaceuticals Inc.	666,466	117,665
*	Seagen Inc.	410,053	63,702
*	Horizon Therapeutics plc	642,500	58,892
*	Exact Sciences Corp.	510,371	56,411
*	Alnylam Pharmaceuticals Inc.	353,320	50,168
*	Incyte Corp.	563,964	47,249
*	BioMarin Pharmaceutical Inc.	548,498	42,399
*	Novavax Inc.	211,843	31,272
*	Neurocrine Biosciences Inc.	283,712	27,299
*	United Therapeutics Corp.	134,523	25,008
*	Natera Inc.	234,647	22,090
*	Arrowhead Pharmaceuticals Inc.	297,251	21,580
*	Acceleron Pharma Inc.	164,674	21,554
*	CRISPR Therapeutics AG	181,917	21,499
*	Exelixis Inc.	940,411	21,206
*	Ultragenyx Pharmaceutical Inc.	191,776	19,506
*	Fate Therapeutics Inc.	226,206	17,327
*	Sarepta Therapeutics Inc.	227,412	17,204
*	Mirati Therapeutics Inc.	106,843	16,897
*	Halozyme Therapeutics Inc.	387,457	16,045
*	Blueprint Medicines Corp.	165,995	15,164
*	Denali Therapeutics Inc.	235,007	14,944
*	Invitae Corp.	503,732	14,497
*	Ionis Pharmaceuticals Inc.	382,133	14,234
*	Twist Bioscience Corp.	131,985	14,163
*	Biohaven Pharmaceutical Holding Co. Ltd.	162,610	14,147
*	Intellia Therapeutics Inc.	183,753	13,770
*	CareDx Inc.	156,224	12,560
*	TG Therapeutics Inc.	353,151	12,314
*	Bridgebio Pharma Inc.	202,156	11,968
*	Sage Therapeutics Inc.	158,370	11,023
*	Alkermes plc	479,737	10,876
*	Arena Pharmaceuticals Inc.	172,651	10,551
*	Agios Pharmaceuticals Inc.	188,806	10,532
*	Apellis Pharmaceuticals Inc.	181,700	10,226

		Shares	Market Value ($000)
*	Allakos Inc.	94,959	9,633
*	Emergent BioSolutions Inc.	144,648	8,773
*	BioCryst Pharmaceuticals Inc.	533,326	8,411
*	Turning Point Therapeutics Inc.	123,466	8,171
*	ACADIA Pharmaceuticals Inc.	361,774	8,082
*	Vir Biotechnology Inc.	192,601	8,072
*	Veracyte Inc.	202,036	7,889
*	Kodiak Sciences Inc.	91,860	7,681
*	Insmed Inc.	310,707	7,643
*	PTC Therapeutics Inc.	191,143	7,506
*	Beam Therapeutics Inc.	92,265	7,218
*	Editas Medicine Inc. Class A	203,107	6,895
*	Vericel Corp.	117,980	6,666
*	Dicerna Pharmaceuticals Inc.	203,598	6,637
*	Iovance Biotherapeutics Inc.	354,424	6,582
*	Myriad Genetics Inc.	226,677	6,494
*	Global Blood Therapeutics Inc.	168,629	6,480
*	Karuna Therapeutics Inc.	56,994	6,373
*	Bluebird Bio Inc.	202,285	6,295
*	Xencor Inc.	158,463	6,094
*,1	Sorrento Therapeutics Inc.	802,867	6,038
*	Allogene Therapeutics Inc.	233,202	5,993
*	Amicus Therapeutics Inc.	637,582	5,904
*	Ligand Pharmaceuticals Inc.	50,088	5,895
*	Ironwood Pharmaceuticals Inc. Class A	461,038	5,334
*	FibroGen Inc.	246,885	5,246
*,1	OPKO Health Inc.	1,312,940	5,015
*	Ocugen Inc.	566,662	4,947
*	SpringWorks Therapeutics Inc.	59,063	4,816
*,1	Inovio Pharmaceuticals Inc.	623,227	4,705
*	Rocket Pharmaceuticals Inc.	109,497	4,654
*	MacroGenics Inc.	135,718	4,369
*	Seres Therapeutics Inc.	206,349	4,356
*	REVOLUTION Medicines Inc.	141,432	4,230
*	Protagonist Therapeutics Inc.	118,691	4,167
*	Deciphera Pharmaceuticals Inc.	121,642	4,104
*	Sangamo Therapeutics Inc.	365,724	3,942
*	Avid Bioservices Inc.	183,114	3,897
*	Kura Oncology Inc.	170,599	3,796
*	Generation Bio Co.	109,223	3,742
*	Cytokinetics Inc.	170,769	3,728
*	ImmunoGen Inc.	587,267	3,629
*	UniQure N.V.	100,656	3,496
*	Heron Therapeutics Inc.	261,653	3,472
*	Zymeworks Inc.	111,281	3,472
*	Zentalis Pharmaceuticals Inc.	61,233	3,420
*	REGENXBIO Inc.	95,647	3,373
*	Madrigal Pharmaceuticals Inc.	28,923	3,248
*	Relay Therapeutics Inc.	95,358	3,063
*	Vanda Pharmaceuticals Inc.	165,249	2,923
*	Arcus Biosciences Inc.	117,603	2,919
*	Atara Biotherapeutics Inc.	213,917	2,901
*	Y-mAbs Therapeutics Inc.	78,371	2,808
*	Dynavax Technologies Corp.	341,635	2,801
*	Krystal Biotech Inc.	42,935	2,801
*	Alector Inc.	156,078	2,778
*	Rubius Therapeutics Inc.	110,133	2,691
*	Morphic Holding Inc.	54,166	2,674

		Shares	Market Value ($000)
*	Enanta Pharmaceuticals Inc.	54,775	2,665
*	CEL-SCI Corp.	122,187	2,628
*	Myovant Sciences Ltd.	108,989	2,554
*	Allovir Inc.	107,915	2,530
*	Replimune Group Inc.	63,076	2,458
*	Prothena Corp. plc	84,234	2,457
*	Translate Bio Inc.	134,510	2,423
*	Anavex Life Sciences Corp.	191,882	2,389
*	Travere Thrapeutics Inc.	156,131	2,368
*	Mersana Therapeutics Inc.	164,189	2,351
*	MiMedx Group Inc.	217,926	2,330
*	Radius Health Inc.	120,310	2,321
*	Coherus Biosciences Inc.	175,439	2,309
*	Dermtech Inc.	52,004	2,128
*	Keros Therapeutics Inc.	38,430	2,097
*	Syndax Pharmaceuticals Inc.	113,628	2,087
*	Agenus Inc.	487,002	2,075
*	Rhythm Pharmaceuticals Inc.	103,928	2,038
*	Cortexyme Inc.	48,944	2,025
*	Essa Pharma Inc.	63,944	2,022
*	ImmunityBio Inc.	115,121	2,020
*	Arcutis Biotherapeutics Inc.	76,498	2,016
*	Anika Therapeutics Inc.	42,748	1,994
*	ZIOPHARM Oncology Inc.	646,637	1,966
*	Humanigen Inc.	96,928	1,961
*	Verastem Inc.	493,053	1,908
*	G1 Therapeutics Inc.	87,694	1,905
*	Rigel Pharmaceuticals Inc.	509,527	1,895
*	Arcturus Therapeutics Holdings Inc.	63,425	1,853
*	Precigen Inc.	275,211	1,816
*	Sutro Biopharma Inc.	96,816	1,802
*	Scholar Rock Holding Corp.	65,950	1,772
*	Epizyme Inc.	214,667	1,767
*	Organogenesis Holdings Inc. Class A	96,443	1,720
*	IGM Biosciences Inc.	22,940	1,712
*	Karyopharm Therapeutics Inc.	179,956	1,670
*	VBI Vaccines Inc.	511,344	1,652
*	ORIC Pharmaceuticals Inc.	71,930	1,644
*	Kadmon Holdings Inc.	423,428	1,626
*	Kymera Therapeutics Inc.	33,808	1,626
*	Xenon Pharmaceuticals Inc.	86,276	1,594
*	Constellation Pharmaceuticals Inc.	79,340	1,572
*	Immunovant Inc.	103,403	1,568
*	Bioxcel Therapeutics Inc.	47,259	1,561
*,1	Clovis Oncology Inc.	299,421	1,536
*	Stoke Therapeutics Inc.	38,615	1,531
*	Applied Molecular Transport Inc.	31,583	1,514
*	ChemoCentryx Inc.	144,603	1,468
*	Precision BioSciences Inc.	137,993	1,453
*	KalVista Pharmaceuticals Inc.	53,247	1,438
*,1	Esperion Therapeutics Inc.	71,629	1,426
*	TCR2 Therapeutics Inc.	74,475	1,426
*	Nurix Therapeutics Inc.	50,966	1,422
*	Intercept Pharmaceuticals Inc.	84,632	1,407
*	ALX Oncology Holdings Inc.	24,186	1,368
*	Merus NV	64,534	1,365
*	Avita Medical Inc.	74,846	1,352
*	Dyne Therapeutics Inc.	69,751	1,333

		Shares	Market Value ($000)
*	Forma Therapeutics Holdings Inc.	47,212	1,325
*	Eagle Pharmaceuticals Inc.	33,262	1,318
*	Vaxcyte Inc.	61,488	1,296
*	AnaptysBio Inc.	54,061	1,290
*	Praxis Precision Medicines Inc.	65,705	1,287
*	Aligos Therapeutics Inc.	46,015	1,283
*	Gossamer Bio Inc.	148,534	1,258
*	Cerevel Therapeutics Holdings Inc.	95,879	1,258
*	Kronos Bio Inc.	50,659	1,237
*	Akero Therapeutics Inc.	47,021	1,231
*	Crinetics Pharmaceuticals Inc.	69,270	1,216
*	Avidity Biosciences Inc.	50,960	1,210
*	C4 Therapeutics Inc.	32,522	1,202
*	Shattuck Labs Inc.	44,091	1,197
*	Ardelyx Inc.	163,276	1,167
*	PMV Pharmaceuticals Inc.	33,765	1,161
*	Taysha Gene Therapies Inc.	51,295	1,154
*	CytomX Therapeutics Inc.	156,125	1,118
*	Harpoon Therapeutics Inc.	53,361	1,100
*	Evelo Biosciences Inc.	80,393	1,079
*	BioAtla Inc.	24,662	1,062
*	Magenta Therapeutics Inc.	82,628	1,020
*	Kiniksa Pharmaceuticals Ltd. Class A	72,242	985
*	Prelude Therapeutics Inc.	28,106	977
*	Annexon Inc.	46,012	972
*	Ideaya Biosciences Inc.	48,200	971
*	Rapt Therapeutics Inc.	49,404	953
*	Passage Bio Inc.	71,909	953
*,1	Repare Therapeutics Inc.	28,330	916
*	Molecular Templates Inc.	101,356	906
*	MeiraGTx Holdings plc	65,554	904
*	Silverback Therapeutics Inc.	31,587	870
*	Black Diamond Therapeutics Inc.	65,076	854
*	Kinnate Biopharma Inc.	32,788	770
*,2	PDL BioPharma Inc.	311,327	769
*	Lexicon Pharmaceuticals Inc.	174,355	765
*	4D Molecular Therapeutics Inc.	28,212	749
*	Solid Biosciences Inc.	179,405	682
*	Adverum Biotechnologies Inc.	176,385	610
*	Inhibrx Inc.	28,548	604
*	Nkarta Inc.	24,741	602
*	Mirum Pharmaceuticals Inc.	36,222	599
*	Poseida Therapeutics Inc.	65,469	553
*	89bio Inc.	26,370	498
*	Akouos Inc.	36,294	474
*	Oyster Point Pharma Inc.	23,494	421
*	iTeos Therapeutics Inc.	15,877	326
*,2	Alder Biopharmaceuticals Inc. CVR	157,578	139
*	PhaseBio Pharmaceuticals Inc.	9,650	33
*	Geron Corp. Warrant Exp. 12/31/25	152,449	6
*	Akebia Therapeutics Inc.	290	1
*	Athenex Inc.	118	1
*	Athersys Inc.	398	1
*	Avrobio Inc.	74	1
*	Catalyst Pharmaceuticals Inc.	208	1
*	Cue Biopharma Inc.	52	1
*	Flexion Therapeutics Inc.	94	1
*	Geron Corp. (XNGS)	658	1

		Shares	Market Value ($000)
*	Homology Medicines Inc.	78	1
*	Puma Biotechnology Inc.	72	1
*	Spectrum Pharmaceuticals Inc.	310	1
*	Viking Therapeutics Inc.	140	1
*	Atreca Inc. Class A	58	1
*	Applied Therapeutics Inc.	32	1
*	Cardiff Oncology Inc.	68	1
*	Assembly Biosciences Inc.	66	—
*	Calyxt Inc.	28	—
*	Concert Pharmaceuticals Inc.	56	—
*	GlycoMimetics Inc.	60	—
*	Gritstone bio Inc.	48	—
*,1	MediciNova Inc.	80	—
*	Minerva Neurosciences Inc.	76	—
*	Syros Pharmaceuticals Inc.	68	—
*	Voyager Therapeutics Inc.	52	—
*	NextCure Inc.	26	—
*	Aprea Therapeutics Inc.	20	—
*	Frequency Therapeutics Inc.	54	—
*,2	Progenics Pharmaceuticals Inc. CVR	215,826	—
*	Fusion Pharmaceuticals Inc.	26	—
*,2	Stemline Therapeutics Inc. CVR	102	—
*	Advaxis Inc. Warrants Exp. 9/11/24	7,710	—
*,2	Prevail Therapeutics Inc. CVR	78	—
			3,237,152
Health Care Equipment & Supplies (25.6%)
	Abbott Laboratories	5,344,528	623,439
	Medtronic plc	4,065,025	514,592
	Danaher Corp.	1,933,868	495,341
*	Intuitive Surgical Inc.	355,186	299,131
	Stryker Corp.	1,021,398	260,732
	Becton Dickinson and Co.	876,543	212,027
*	Boston Scientific Corp.	4,275,611	181,927
*	Edwards Lifesciences Corp.	1,884,114	180,687
*	IDEXX Laboratories Inc.	257,748	143,852
*	Align Technology Inc.	226,058	133,408
	Baxter International Inc.	1,523,233	125,088
*	DexCom Inc.	290,259	107,219
	Zimmer Biomet Holdings Inc.	627,036	105,549
	ResMed Inc.	439,009	90,370
	West Pharmaceutical Services Inc.	223,560	77,689
	Cooper Cos. Inc.	148,251	58,329
*	Novocure Ltd.	278,219	56,757
	Teleflex Inc.	140,869	56,656
*	Insulet Corp.	199,486	53,795
	STERIS plc	257,556	49,157
*	Hologic Inc.	777,628	49,037
	DENTSPLY SIRONA Inc.	659,561	44,138
*	ABIOMED Inc.	136,552	38,860
*	Masimo Corp.	158,481	34,168
*	Penumbra Inc.	104,592	26,055
	Hill-Rom Holdings Inc.	200,012	22,257
*	Envista Holdings Corp.	482,346	21,050
*	Globus Medical Inc. Class A	232,910	16,783
*	Shockwave Medical Inc.	92,950	16,722
*	STAAR Surgical Co.	112,295	16,398
*	Tandem Diabetes Care Inc.	188,443	16,091
*	Nevro Corp.	99,162	14,944

		Shares	Market Value ($000)
*	Integra LifeSciences Holdings Corp.	216,191	14,928
*	Neogen Corp.	160,464	14,812
*	Quidel Corp.	115,447	13,635
*	ICU Medical Inc.	60,266	12,539
*	Livanova plc	146,426	12,232
	CONMED Corp.	87,173	12,003
*	NuVasive Inc.	154,794	10,557
*	Glaukos Corp.	135,517	9,971
*	AtriCure Inc.	128,916	9,634
*	Merit Medical Systems Inc.	150,676	9,092
*	Integer Holdings Corp.	99,359	8,989
*	Haemonetics Corp.	153,212	8,650
*	Cantel Medical Corp.	95,463	7,764
*	iRhythm Technologies Inc.	87,056	6,569
*	CryoPort Inc.	106,779	5,971
*	Avanos Medical Inc.	144,481	5,794
*	Outset Medical Inc.	117,197	5,657
*	Heska Corp.	27,058	5,362
*	Axonics Inc.	90,272	5,208
*	Inari Medical Inc.	58,768	5,110
*	Lantheus Holdings Inc.	201,737	4,892
*	Cardiovascular Systems Inc.	121,062	4,744
*	Silk Road Medical Inc.	97,290	4,726
*	Establishment Labs Holdings Inc.	57,127	4,559
	Mesa Laboratories Inc.	15,426	3,796
*	Inogen Inc.	56,929	3,519
*	CryoLife Inc.	117,427	3,383
*	Tactile Systems Technology Inc.	58,584	3,150
*	Varex Imaging Corp.	118,131	2,964
*	Cerus Corp.	507,516	2,939
	LeMaitre Vascular Inc.	55,099	2,822
	Atrion Corp.	4,454	2,766
*	Natus Medical Inc.	101,940	2,732
*	Alphatec Holdings Inc.	186,237	2,700
*	AngioDynamics Inc.	115,532	2,671
*	BioLife Solutions Inc.	79,009	2,632
*	Meridian Bioscience Inc.	123,685	2,568
*	Pulmonx Corp.	59,179	2,540
*,1	SmileDirectClub Inc.	308,204	2,530
*	Orthofix Medical Inc.	58,189	2,368
*	Axogen Inc.	116,342	2,362
*	SI-BONE Inc.	78,024	2,354
*	OrthoPediatrics Corp.	41,286	2,332
*	Surmodics Inc.	41,491	2,201
*	ViewRay Inc.	362,703	2,133
*	OraSure Technologies Inc.	216,317	2,079
*	TransMedics Group Inc.	73,925	1,895
*	Cutera Inc.	45,561	1,749
*	Intersect ENT Inc.	93,710	1,654
*	Accuray Inc.	279,304	1,190
*	Eargo Inc.	34,711	1,181
*	Stereotaxis Inc.	134,034	1,075
*	Zynex Inc.	64,830	987
*	Vapotherm Inc.	47,463	939
*	Aspira Women's Health Inc.	151,735	848
*,1	Accelerate Diagnostics Inc.	102,668	779
*	Invacare Corp.	72	1
*	Quotient Ltd.	172	1

		Shares	Market Value ($000)
*,1	Co-Diagnostics Inc.	54	—
*	Repro-Med Systems Inc.	60	—
			4,417,486
Health Care Providers & Services (19.9%)
	UnitedHealth Group Inc.	2,862,559	1,179,145
	CVS Health Corp.	3,956,555	342,005
	Anthem Inc.	738,916	294,251
	Cigna Corp.	1,061,611	274,798
	HCA Healthcare Inc.	820,593	176,255
	Humana Inc.	388,757	170,159
*	Centene Corp.	1,754,997	129,168
	McKesson Corp.	479,675	92,285
*	Laboratory Corp. of America Holdings	294,491	80,832
	AmerisourceBergen Corp. Class A	463,404	53,171
	Quest Diagnostics Inc.	402,733	53,028
	Cardinal Health Inc.	886,162	49,687
*	Molina Healthcare Inc.	175,049	44,000
	Universal Health Services Inc. Class B	235,004	37,514
*	Henry Schein Inc.	430,109	32,706
*	Guardant Health Inc.	257,803	31,999
*	DaVita Inc.	214,428	25,746
	Encompass Health Corp.	299,702	25,711
*	Amedisys Inc.	99,223	25,636
	Chemed Corp.	48,075	23,621
*	HealthEquity Inc.	247,738	20,592
*	Tenet Healthcare Corp.	272,161	18,210
*	LHC Group Inc.	90,496	17,814
*	Oak Street Health Inc.	290,636	17,552
*	Acadia Healthcare Co. Inc.	254,825	16,401
	Ensign Group Inc.	157,240	13,082
	Select Medical Holdings Corp.	325,242	13,032
*	AMN Healthcare Services Inc.	141,763	12,574
	Premier Inc. Class A	368,345	12,155
*	Progyny Inc.	157,426	10,082
	Owens & Minor Inc.	210,491	9,411
*	1Life Healthcare Inc.	247,587	9,161
*	Covetrus Inc.	307,093	8,519
	Patterson Cos. Inc.	261,688	8,515
*	R1 RCM Inc.	354,230	8,200
*	MEDNAX Inc.	232,350	7,431
*	Magellan Health Inc.	66,247	6,240
*	ModivCare Inc.	38,511	5,670
*	Surgery Partners Inc.	96,140	5,627
*	Accolade Inc.	97,084	4,902
*	Community Health Systems Inc.	332,240	4,741
*	Addus HomeCare Corp.	47,690	4,586
*	AdaptHealth Corp. Class A	173,060	4,532
	U.S. Physical Therapy Inc.	38,748	4,509
*	Option Care Health Inc.	244,043	4,476
*	Brookdale Senior Living Inc.	553,036	3,728
*	CorVel Corp.	29,585	3,686
*	Castle Biosciences Inc.	59,785	3,583
*	RadNet Inc.	132,604	3,510
*,1	Fulgent Genetics Inc.	43,918	3,253
*	Apollo Medical Holdings Inc.	90,934	3,172
*	Tivity Health Inc.	118,094	3,094
*	Joint Corp.	42,575	3,026
*	Hanger Inc.	115,229	2,976

		Shares	Market Value ($000)
	National HealthCare Corp.	39,450	2,888
*	Pennant Group Inc.	81,433	2,791
*	PetIQ Inc. Class A	64,806	2,664
	National Research Corp.	42,260	2,021
*	Triple-S Management Corp. Class B	71,652	1,813
*	Cross Country Healthcare Inc.	108,809	1,703
*,1	Ontrak Inc.	23,030	700
*	SOC Telemed Inc.	92,910	557
			3,434,896
Health Care Technology (2.2%)
*	Veeva Systems Inc. Class A	411,569	119,907
	Cerner Corp.	923,475	72,262
*	Teladoc Health Inc.	408,356	61,490
*	Omnicell Inc.	130,014	18,072
*	Change Healthcare Inc.	687,905	16,124
*	Inspire Medical Systems Inc.	81,761	15,886
*	Schrodinger Inc.	135,838	9,533
*	Allscripts Healthcare Solutions Inc.	475,152	8,263
*	Inovalon Holdings Inc. Class A	231,895	7,272
*	Phreesia Inc.	133,971	6,632
*	Health Catalyst Inc.	112,628	6,047
*	GoodRx Holdings Inc. Class A	143,525	5,326
*	Evolent Health Inc. Class A	258,213	5,017
*	Certara Inc.	138,314	3,639
*	Multiplan Corp.	403,210	3,403
*	Vocera Communications Inc.	99,532	3,356
*	Tabula Rasa HealthCare Inc.	68,269	2,950
*	NextGen Healthcare Inc.	171,169	2,811
	Simulations Plus Inc.	48,115	2,540
*	OptimizeRx Corp.	41,423	2,035
*	HealthStream Inc.	75,902	1,987
*	American Well Corp. Class A	155,400	1,935
*	Computer Programs and Systems Inc.	28	1
*	Castlight Health Inc. Class B	226	—
			376,488
Life Sciences Tools & Services (9.6%)
	Thermo Fisher Scientific Inc.	1,188,089	557,808
*	Illumina Inc.	440,234	178,576
*	IQVIA Holdings Inc.	578,493	138,931
	Agilent Technologies Inc.	919,949	127,073
*	Mettler-Toledo International Inc.	70,611	91,861
*	Waters Corp.	187,610	60,457
*	Charles River Laboratories International Inc.	151,625	51,248
*	Avantor Inc.	1,577,893	50,729
	PerkinElmer Inc.	337,987	49,032
	Bio-Techne Corp.	117,143	48,477
*	Bio-Rad Laboratories Inc. Class A	67,302	40,541
*	10X Genomics Inc. Class A	220,999	39,780
*	PRA Health Sciences Inc.	194,811	33,297
*	Repligen Corp.	157,224	28,711
	Bruker Corp.	323,095	22,436
*	Syneos Health Inc.	235,805	20,727
*	PPD Inc.	369,433	17,038
*	Pacific Biosciences of California Inc.	553,085	14,961
*	Medpace Holdings Inc.	86,186	14,398
*	NeoGenomics Inc.	335,042	13,747
*	Adaptive Biotechnologies Corp.	272,984	10,322

		Shares	Market Value ($000)
*	Maravai LifeSciences Holdings Inc. Class A	270,046	10,138
*	NanoString Technologies Inc.	132,909	7,375
*	Sotera Health Co.	256,058	6,171
*	BioNano Genomics Inc.	839,565	5,180
	Luminex Corp.	140,183	5,171
*	Quanterix Corp.	86,086	4,433
*	Codexis Inc.	175,917	3,606
*	Personalis Inc.	98,929	2,225
*	ChromaDex Corp.	140,899	1,169
*	Seer Inc. Class A	33,980	1,005
			1,656,623
Pharmaceuticals (23.9%)
	Johnson & Johnson	7,930,421	1,342,224
	Pfizer Inc.	16,827,438	651,727
	Merck & Co. Inc.	7,633,261	579,288
	Eli Lilly & Co.	2,457,907	490,942
	Bristol-Myers Squibb Co.	6,759,196	444,214
	Zoetis Inc.	1,433,439	253,260
	Viatris Inc.	3,716,409	56,638
*	Catalent Inc.	513,839	53,866
*	Elanco Animal Health Inc. (XNYS)	1,281,888	46,122
*	Jazz Pharmaceuticals plc	183,192	32,632
*,1	Tilray Inc. Class 2	1,272,573	21,214
	Royalty Pharma plc Class A	526,468	21,122
	Perrigo Co. plc	402,427	18,568
*	Reata Pharmaceuticals Inc. Class A	79,612	10,886
*	Nektar Therapeutics Class A	540,792	9,772
*	Intra-Cellular Therapies Inc.	207,343	8,171
*	Pacira BioSciences Inc.	130,944	7,944
*	Arvinas Inc.	107,528	7,822
*	Prestige Consumer Healthcare Inc.	150,098	7,485
*	Corcept Therapeutics Inc.	336,215	7,262
*	Revance Therapeutics Inc.	204,351	6,051
*	Supernus Pharmaceuticals Inc.	158,817	4,741
*	Axsome Therapeutics Inc.	73,184	4,443
*	Endo International plc	692,309	4,064
*	Innoviva Inc.	200,253	2,693
*,1	Omeros Corp.	176,673	2,684
*	Zogenix Inc.	150,841	2,647
*	Theravance Biopharma Inc.	135,108	2,335
*	Collegium Pharmaceutical Inc.	94,303	2,253
*	Amphastar Pharmaceuticals Inc.	115,617	2,188
*	Aerie Pharmaceuticals Inc.	133,981	2,183
*	Antares Pharma Inc.	477,187	1,895
	Phibro Animal Health Corp. Class A	60,841	1,715
*	Amneal Pharmaceuticals Inc.	295,213	1,671
*	Harmony Biosciences Holdings Inc.	51,491	1,646
*	Cara Therapeutics Inc.	120,170	1,633
*	Phathom Pharmaceuticals Inc.	42,346	1,497
*	Athira Pharma Inc.	73,405	1,464
*	NGM Biopharmaceuticals Inc.	92,320	1,390
*,1	TherapeuticsMD Inc.	1,126,098	1,363
*	Relmada Therapeutics Inc.	34,210	1,183
*	Pliant Therapeutics Inc.	37,487	1,127
*	Provention Bio Inc.	143,123	1,089
*	Atea Pharmaceuticals Inc.	49,951	1,020
*	SIGA Technologies Inc.	138,588	977
*	Evolus Inc.	79,213	857

		Shares	Market Value ($000)
*	WaVe Life Sciences Ltd.	68	1
*	ANI Pharmaceuticals Inc.	20	1
*	Cymabay Therapeutics Inc.	102	—
*	Eloxx Pharmaceuticals Inc.	52	—
*,1	Kala Pharmaceuticals Inc.	72	—
*	Odonate Therapeutics Inc.	40	—
*	Optinose Inc.	60	—
*	Tricida Inc.	64	—
*	Verrica Pharmaceuticals Inc.	20	—
*,1	Xeris Pharmaceuticals Inc.	98	—
			4,127,970
Total Common Stocks (Cost $12,167,857)			17,250,615
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.055% (Cost $42,511)	425,200	42,520
Total Investments (100.2%) (Cost $12,210,368)			17,293,135
Other Assets and Liabilities—Net (-0.2%)			(28,912)
Net Assets (100.0%)			17,264,223
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,343,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $26,348,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Gilead Sciences Inc.	8/31/21	BOANA	13,222	(0.107)	—	(1)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
At May 31, 2021, the counterparties had deposited in segregated accounts cash of $560,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,249,701	6	908	17,250,615
Temporary Cash Investments	42,520	—	—	42,520
Total	17,292,221	6	908	17,293,135
Derivative Financial Instruments
Liabilities
Swap Contracts	—	1	—	1